Patents (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 05, 2015	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 174,000	$ 437,014	$ 57,447	$ 664,707	$ 90,662
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		880,000		$ 880,000	$ 880,000
Amortization of Intangible Assets		7,000	$ 18,000
Zertane Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 500,000
Finite-Lived Intangible Assets, Remaining Amortization Period		11 years
ORP [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 380,000
Finite-Lived Intangible Assets, Remaining Amortization Period		15 years